EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 14:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2025	2024	2023

Net income	$1,056.9	$845.7	$840.3

Weighted average ordinary shares outstanding	107,264,069	110,617,625	116,913,913

Dilutive effect:
Employee stock options, RSUs and PSUs	2,649,720	2,789,271	1,433,836

Diluted weighted average ordinary shares outstanding	109,913,789	113,406,896	118,347,749

Basic earnings per ordinary share	$9.85	$7.65	$7.19

Diluted earnings per ordinary share	$9.62	$7.46	$7.10